Private Placement	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Osprey Technology Acquisition Corp [Member]
Private Placement
NOTE 5—PRIVATE PLACEMENT
Simultaneously with the closing of the Initial Public Offering and the exercise of the
underwriters’ over-allotment option, the Sponsor purchased an aggregate of 8,325,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $8,325,000. Each Private Placement Warrant is exercisable to purchase one share of Class A
Common Stock
at an exercise price of $11.50. The proceeds from the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and all underlying securities will expire worthless.

NOTE 6—PRIVATE PLACEMENT
Simultaneously with the closing of the Initial Public Offering and the exercise of underwriters’ over-allotment option, the Sponsor purchased an aggregate of 8,325,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $8,325,000. Each Private Placement Warrant is exercisable to purchase one share of Class A
Common Stock
at an exercise price of $11.50. The proceeds from the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and all underlying securities will expire worthless. At the date of the IPO, the fair value of the Private Placement Warrants was $0.62. The difference between the purchase price of $1 and the fair value at the IPO date of $0.62 was recorded within equity as a contribution in excess of the fair value of the Private Placement Warrants.